Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Income Tax Rate Reconciliation [Line Items]
Expected federal income tax expense		$ 15,722	$ 16,135	$ 45,062
Dividends received deduction		(1,470)	(1,960)	(2,443)
Other		(18)	472	3,475
Total income tax expense		$ 14,234	$ 14,647	$ 46,094
Statutory federal income tax rate			35.00%
Predecessor
Income Tax Rate Reconciliation [Line Items]
Total income tax expense	$ 922
Statutory federal income tax rate	35.00%
Other	0.00%
Effective income tax rate	35.00%